INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Balance	$ 41
Balance	177	$ 41
Cost [member]
Statement1 [Line Items]
Balance	6,770	8,402
Additions	161
Disposal		(550)
Effect of foreign currency exchange differences	126	(1,082)
Balance	7,057	6,770
Accumulated amortisation [member]
Statement1 [Line Items]
Balance	3,093	4,705
Disposal		(550)
Amortisation	29	17
Effect of foreign currency exchange differences	122	(1,079)
Balance	3,244	$ 3,093
Impairment [member]
Statement1 [Line Items]
Balance	$ 3,636